UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2018

Item 1. Report to Shareholders

Reserve Investment Funds	May 31, 2018

T. ROWE PRICE RESERVE INVESTMENT FUNDS

HIGHLIGHTS

■	The Federal Reserve raised short-term interest rates three times during the 12 months ended May 31, 2018.

■	The Government Reserve Fund and the Treasury Reserve Fund performed better than their Lipper peer group indexes over the last year.

■	The funds’ weighted average maturities were positioned longer than their peers early in the period, but as Treasury supply waned and prices increased, the weighted average maturities moved closer to those of their peer groups. After the federal debt ceiling was suspended in February for about one year and new supply came to the market, we extended the funds’ weighted average maturities so that they were longer than their peer groups again.

■	At the end of May, we expected the central bank to raise rates again in June (which it did) and to continue raising rates further in 2018. The funds strive to maintain a high degree of liquidity, and our focus remains on principal stability and on investments with the highest credit quality.

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*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Your fund’s fiscal year ended in May was marked by a broadly positive environment for most financial assets. Stocks outperformed bonds, and investors were also rewarded for taking a more aggressive stance in both of the broad asset classes—highly valued growth stocks outpaced value shares and higher-yielding, lower-quality bonds outperformed safer issues.

The synchronized global expansion, with all of the major economies growing in tandem, deserved part of the credit for the outperformance of risk assets. European economic growth remained on track as the Continent moved firmly beyond its banking crisis earlier in the decade. After notching its longest stretch of growth since the late 1980s, the Japanese economy contracted slightly in the first quarter, but most observers expect the dip to be temporary. Meanwhile, China beat elevated growth expectations even as the country’s leadership tightened environmental rules and clamped down on financial excesses.

The U.S. economy seemed to be shifting into higher gear as the period drew to a close, helped in part by fiscal stimulus from the tax cuts passed in December 2017. This proved a mixed blessing for investors, as corporate earnings were robust but long-term interest rates moved sharply higher. The yield on the benchmark 10-year Treasury note rose from around 2.40% at the start of December to almost 3% in late March, when Congress passed a spending bill that raised concerns about further increasing the federal deficit. In May, the 10-year yield briefly touched 3.12%—its highest level in seven years.

Long-term Treasury bonds performed particularly poorly as rates rose, while corporate bonds and riskier securities whose repayment depends more on healthy earnings held up somewhat better. The threat of higher rates also increased volatility in the stock market. This was particularly true in February, when a jump in wage inflation (which later proved temporary) sparked a sell-off on Wall Street and in global markets.

The prospects for faster growth in the U.S. reinforced expectations for tighter monetary policy relative to the rest of the world, which caused the gap to widen between interest rates in the U.S. and most other countries. The Federal Reserve raised official short-term interest rates three times over the past 12 months, while the Bank of Japan (BoJ) and the European Central Bank (ECB) kept rates near zero. The BoJ and ECB also continued buying long-term assets in their respective markets, keeping a lid on long-term interest rates. A notable exception was Italy, where bond yields spiked in response to worries that a new populist government might adopt less fiscally sound policies.

Relatively higher U.S. interest rates pulled in assets from other markets and contributed to a rise in the dollar relative to many other currencies in April and May, reversing a stretch of dollar weakness in 2017. The greenback’s strength could pose a problem for emerging markets by driving up import costs and making the repayment of dollar-denominated debt more difficult. Countries that are more exposed to those risks, such as Argentina and Turkey, experienced bigger downturns.

Investors clearly grew more cautious late in the period. Worries deepened in particular about a rising tide of protectionism as President Trump pivoted toward a populist trade agenda, announcing a series of new tariffs following the departures of some important free trade advocates from his administration. U.S. trading partners responded with tariffs of their own, and it remains unclear as of this writing how much further tensions will intensify. Indeed, U.S. markets fell sharply on May 31, the last day of your fund’s fiscal year, after the Trump administration announced that it would impose previously delayed aluminum and steel tariffs on Canada, Mexico, and the European Union.

The central question for investors now appears to be whether the global expansion and the related global bull market in risk assets has entered its later stages, ushering in higher interest rates and inflation, along with potentially lower profit margins. The answer is far from clear, but you can rest assured that your fund manager is drawing on the collaboration and insights of T. Rowe Price’s extensive team of worldwide investment professionals to navigate the complex currents of the global economy.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

GOVERNMENT RESERVE FUND

INVESTMENT OBJECTIVE

This money market fund is managed to provide a stable share price of $1.00. Its goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Government Reserve Fund returned 1.25% in the 12-month period ended May 31, 2018, versus 0.73% for the Lipper U.S. Government Money Market Funds Index. Past performance cannot guarantee future results.

What factors influenced the fund’s performance?

The Federal Reserve remained active over the last year and raised interest rates by 25 basis points (0.25 percentage points) in June 2017, December 2017, and March 2018. By the end of May 2018, the Fed had lifted the federal funds target rate to the 1.50% to 1.75% range.

Treasury bill yields rose in accordance with the Fed’s rate hikes and in anticipation of another rate increase in June 2018, shortly after the end of our reporting period. Over the last year, the 90-day T-bill yield increased from 0.98% to 1.93%, while the six-month T-bill yield rose from 1.08% to 2.08%. By properly anticipating the Fed’s rate hikes, the fund was well positioned to take advantage of the higher rates.

How is the fund positioned?

As a government money fund, the portfolio is required to invest almost exclusively in T-bills and other U.S. government securities. Of course, the fund is not subject to the liquidity fees and redemption restrictions (also known as “gates”) that may be applied to nongovernment money funds during times of severe redemption activity. At the end of May 2018, about 41% of the fund’s assets were invested in repurchase agreements. Treasury bills and notes represented about 30%, while other U.S. government and agency securities accounted for the remainder.

The fund’s weighted average maturity was positioned longer than its peers early in the period, but as Treasury supply waned and prices increased, the weighted average maturity moved closer to that of the peer group. After the federal debt ceiling was suspended in February for about one year and new supply came to the market, we extended the fund’s weighted average maturity so that it was longer than the peer group again.

What is portfolio management’s outlook?

At the end of May, the Fed’s projections, and many market participants’ expectations, including ours, were for the central bank to raise rates again in June and September of this year. (After our reporting period ended, the Fed did indeed raise rates following its June 12–13 monetary policy meeting.) We now expect the Fed to raise rates again in September and in December 2018. With this forecast, the fund is maintaining a weighted average maturity that accommodates our desire to buy when securities fully price in these rate expectations. The weighted average maturity can be slightly longer than that of our average competitor because of the extended period (typically three months) between the meetings at which the Fed announces rate increases. To balance the longer average maturities, the fund strives to maintain a high degree of liquidity, and our focus remains on principal stability and on investments with the highest credit quality.

TREASURY RESERVE FUND

INVESTMENT OBJECTIVE

This money market fund is managed to provide a stable share price of $1.00. It seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Treasury Reserve Fund returned 1.24% in the 12-month period ended May 31, 2018, versus 1.06% for the Lipper Institutional U.S. Treasury Money Market Funds Index. Past performance cannot guarantee future results.

What factors influenced the fund’s performance?

The Federal Reserve remained active over the last year and raised interest rates by 25 basis points (0.25 percentage points) in June 2017, December 2017, and March 2018. By the end of May 2018, the Fed had lifted the federal funds target rate to the 1.50% to 1.75% range.

Treasury bill yields rose in accordance with the Fed’s rate hikes, and in anticipation of another rate increase in June 2018, shortly after the end of our reporting period. Over the last year, the 90-day T-bill yield increased from 0.98% to 1.93%, while the six-month T-bill yield rose from 1.08% to 2.08%. By properly anticipating the Fed’s rate hikes, the fund was well positioned to take advantage of the higher rates.

How is the fund positioned?

As a government money fund, the portfolio is required to invest almost exclusively in T-bills and other U.S. government securities. Of course, the fund is not subject to the liquidity fees and redemption restrictions (also known as “gates”) that may be applied to nongovernment money funds during times of severe redemption activity. At the end of May 2018, approximately 48% of the fund’s assets were invested in Treasury bills, while repurchase agreements represented about 47%. Treasury notes accounted for the remainder.

The fund’s weighted average maturity was positioned longer than its peers early in the period, but as Treasury supply waned and prices increased, the weighted average maturity moved closer to that of the peer group. After the federal debt ceiling was suspended in February for about one year and new supply came to the market, we extended the fund’s weighted average maturity so that it was longer than the peer group again.

What is portfolio management’s outlook?

At the end of May, the Fed’s projections, and many market participants’ expectations, including ours, were for the central bank to raise rates again in June and September of this year. (After our reporting period ended, the Fed did indeed raise rates following its June 12–13 monetary policy meeting.) We now expect the Fed to raise rates again in September and in December 2018. With this forecast, the fund is maintaining a weighted average maturity that accommodates our desire to buy when securities fully price in these rate expectations. The weighted average maturity can be slightly longer than that of our average competitor because of the extended period (typically three months) between the meetings at which the Fed announces rate increases. To balance the longer average maturities, the fund strives to maintain a high degree of liquidity, and our focus remains on principal stability and on investments with the highest credit quality.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE RESERVE INVESTMENT FUNDS

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The potential for realizing a loss of principal in the funds could derive from:

Credit risks. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation. The credit quality of the securities held by the funds may change rapidly in certain market environments, which could result in significant net asset value deterioration and the inability to maintain a $1.00 share price.

Interest rate risks. A decline in interest rates may lower the funds’ yields, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the funds. The funds’ yields will vary; they are not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the funds would have to reinvest at lower interest rates. Increases in demand for government securities may cause the yields on those securities to fall or even drop to a negative rate.

Repurchase agreement risks. A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the funds as required, which could increase the funds’ costs or prevent the funds from immediately accessing their collateral.

These are some of the principal risks of investing in these funds. For a more thorough discussion of risks, please see the funds’ prospectus.

T. ROWE PRICE GOVERNMENT RESERVE FUND

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

T. ROWE PRICE TREASURY RESERVE FUND

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

T. ROWE PRICE RESERVE INVESTMENT FUNDS

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

U.S. GOVERNMENT AGENCY DEBT 28.9% (1)

	Par	$ Value
Federal Farm Credit Bank, 1.727%, 7/3/18	63,000	62,904
Federal Farm Credit Bank, 1.747%, 7/12/18	30,000	29,940
Federal Farm Credit Bank, FRN, 3M USD LIBOR + (0.23)% 1.795%, 6/6/18	35,000	35,000
Federal Farm Credit Bank, FRN, 1M USD LIBOR + (0.08)% 1.848%, 11/9/18	50,000	49,996
Federal Farm Credit Bank, FRN, 3M USD LIBOR + (0.23)% 1.895%, 6/15/18	35,000	35,000
Federal Home Loan Bank, 1.732%, 7/11/18	320,395	319,781
Federal Home Loan Bank, 1.749%, 6/25/18	100,000	99,884
Federal Home Loan Bank, 1.759%, 6/29/18	39,838	39,784
Federal Home Loan Bank, 1.78%, 7/5/18	70,000	69,883
Federal Home Loan Bank, 1.794%, 7/18/18	250,000	249,417
Federal Home Loan Bank, 1.831%, 7/20/18	150,000	149,627
Federal Home Loan Bank, FRN, 1M USD LIBOR + (0.135)% 1.783%, 6/12/18	93,000	93,000
Federal Home Loan Bank, FRN, 1M USD LIBOR + (0.135)% 1.788%, 6/8/18	70,000	70,000
Federal Home Loan Bank, FRN, 1M USD LIBOR + (0.12)% 1.808%, 9/7/18	200,000	200,000
Federal Home Loan Bank, FRN, 1M USD LIBOR + (0.125)% 1.835%, 8/24/18	100,000	99,998
Federal Home Loan Bank, FRN, 1M USD LIBOR + (0.13)% 1.852%, 8/30/18	200,000	200,000
Federal Home Loan Bank, FRN, 1M USD LIBOR + (0.08)% 1.881%, 11/23/18	30,000	29,998
Federal Home Loan Mortgage, 1.693%, 6/13/18	100,000	99,944
Federal Home Loan Mortgage, 1.704%, 6/25/18	200,000	199,773
Federal Home Loan Mortgage, 1.712%, 7/9/18	50,000	49,910
Federal Home Loan Mortgage, 1.746%, 7/10/18	200,000	199,623
Federal Home Loan Mortgage, 1.798%, 7/26/18	150,000	149,590

Federal Home Loan Mortgage, 1.828%, 8/3/18	100,000	99,681
Federal Home Loan Mortgage, 1.904%, 8/10/18	100,000	99,631
Federal Home Loan Mortgage, FRN, 1M USD LIBOR + (0.16)% 1.788%, 7/19/18	450,000	450,000
Federal Home Loan Mortgage, FRN, 1M USD LIBOR + (0.125)% 1.843%, 11/27/18	60,000	60,000
Federal National Mortgage Assn., 1.125%, 7/20/18	75,000	74,929
Federal National Mortgage Assn., 1.705%, 7/2/18	100,000	99,854
Federal National Mortgage Assn., 1.748%, 6/13/18	75,000	74,956
Total U.S. Government Agency Debt (Cost $3,492,103)		**3,492,103**

U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 24.6% (2)

Bank of America, Tri-Party, Dated 5/31/18, 1.79%, Delivery Value of $207,010,293 on 6/1/18, Collateralized by U.S. Government securities, 3.00% - 3.50%, 2/20/47 - 7/20/47 valued at $211,140,000	207,000	207,000
BNP Paribas, Tri-Party, Dated 5/31/18, 1.79%, Delivery Value of $728,036,198 on 6/1/18, Collateralized by U.S. Government securities, 2.13% - 6.50%, 5/31/20 - 2/1/57, valued at $742,560,058	728,000	728,000
Credit Agricole, Tri-Party, Dated 5/31/18, 1.79%, Delivery Value of $255,912,724 on 6/1/18, Collateralized by U.S. Government securities, 0.25% - 4.00%, 1/15/25 - 10/1/47, valued at $261,018,017	255,900	255,900
JP Morgan, Tri-Party, Dated 5/31/18, 1.80%, Delivery Value of $600,030,000 on 6/1/18, Collateralized by U.S. Government securities, 3.50% - 4.50%, 11/1/47 - 4/1/48, valued at $612,006,237	600,000	600,000
JP Morgan, Tri-Party, Dated 5/31/18, 1.80%, Delivery Value of $59,002,950 on 6/1/18, Collateralized by U.S. Government securities, 2.41% - 4.02%, 1/1/27 - 1/1/47, valued at $60,182,192	59,000	59,000
RBC Capital Markets, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $533,026,354 on 6/1/18, Collateralized by U.S. Government securities, 2.00% - 7.00%, 11/1/22 - 2/1/57, valued at $543,660,000	533,000	533,000

RBC Capital Markets, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $593,029,321 on 6/1/18, Collateralized by U.S. Government securities, 3.00% - 4.50%, 4/20/39 - 11/20/47 valued at $604,860,000	593,000	593,000
Total U.S. Government Agency Repurchase Agreements (Cost $2,975,900)		**2,975,900**

U.S. TREASURY OBLIGATIONS 30.0%

U.S. Treasury Bills, 1.662%, 6/7/18	42,069	42,057
U.S. Treasury Bills, 1.701%, 6/14/18	174,500	174,393
U.S. Treasury Bills, 1.721%, 7/12/18	563,924	562,824
U.S. Treasury Bills, 1.748%, 7/5/18	250,000	249,589
U.S. Treasury Bills, 1.763%, 6/28/18	599,950	599,159
U.S. Treasury Bills, 1.793%, 7/19/18	125,000	124,703
U.S. Treasury Bills, 1.816%, 6/21/18	250,000	249,749
U.S. Treasury Bills, 1.831%, 7/26/18	301,600	300,760
U.S. Treasury Bills, 1.844%, 8/2/18	321,000	319,986
U.S. Treasury Bills, 1.849%, 8/9/18	249,200	248,321
U.S. Treasury Bills, 1.89%, 8/30/18	74,550	74,199
U.S. Treasury Bills, 1.902%, 8/16/18	110,165	109,724
U.S. Treasury Notes, 0.625%, 6/30/18	97,000	96,913
U.S. Treasury Notes, 2.375%, 6/30/18	100,000	100,046
U.S. Treasury Notes, FRN, 3M UST + 0.00%, 1.919%, 1/31/20	61,100	61,084
U.S. Treasury Notes, FRN, 3M UST + 0.048%, 1.967%,10/31/19	101,000	101,010
U.S. Treasury Notes, FRN, 3M UST + 0.06%, 1.979%, 7/31/19	83,000	83,003
U.S. Treasury Notes, FRN, 3M UST + 0.07%, 1.989%, 4/30/19	122,000	121,998
Total U.S. Treasury Obligations (Cost $3,619,518)		**3,619,518**

U.S. TREASURY REPURCHASE AGREEMENTS 16.5% (2)

Bank of America, Tri-Party, Dated 5/31/18, 1.76%, Delivery Value of $28,009,582 on 6/7/18, Collateralized by U.S. Government securities, 1.25%, 4/30/19, valued at $28,560,056	28,000	28,000

Bank of Montreal, Tri-Party, Dated 5/31/18, 1.77%, Delivery Value of $72,003,540 on 6/1/18, Collateralized by U.S. Government securities, 0.13% - 3.75%, 8/15/18 - 2/15/44 valued at $73,440,064	72,000	72,000
BNP Paribas, Tri-Party, Dated 5/30/18, 1.71%, Delivery Value of $97,032,253 on 6/6/18, Collateralized by U.S. Government securities, 0.00% - 8.00%, 6/14/18 - 8/15/41, valued at $98,940,047	97,000	97,000
BNP Paribas, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $187,009,246 on 6/1/18, Collateralized by U.S. Government securities, 0.00% - 2.50%, 7/19/18 - 2/15/46, valued at $190,740,059	187,000	187,000
Citigroup Global Markets, Tri-Party, Dated 5/31/18, 1.76%, Delivery Value of $99,029,040 on 6/6/18, Collateralized by U.S. Government securities, 3.13%, 5/15/48, valued at $100,980,052	99,000	99,000
Credit Agricole, Tri-Party, Dated 5/29/18, 1.71%, Delivery Value of $105,034,913 on 6/5/18, Collateralized by U.S. Government securities, 1.50%, 12/31/18 - 7/15/20, valued at $107,100,056	105,000	105,000
Credit Agricole, Tri-Party, Dated 5/31/18, 1.75%, Delivery Value of $210,010,208 on 6/1/18, Collateralized by U.S. Government securities, 2.25% , 11/15/24, valued at $214,200,060	210,000	210,000
Credit Agricole, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $160,507,936 on 6/1/18, Collateralized by U.S. Government securities, 1.38% - 3.63%, 6/30/23 - 2/15/44, valued at $163,710,094	160,500	160,500
Credit Suisse, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $98,604,875 on 6/1/18, Collateralized by U.S. Government securities, 1.00% - 2.88%, 11/30/18, valued at $100,576,077	98,600	98,600
HSBC Securities, Tri-Party, Dated 5/30/18, 1.72%, Delivery Value of $75,025,083 on 6/6/18, Collateralized by U.S. Government securities, 2.13%, 1/31/21, valued at $76,503,965	75,000	75,000
HSBC Securities, Tri-Party, Dated 5/31/18, 1.76%, Delivery Value of $99,033,880 on 6/7/18, Collateralized by U.S. Government securities, 0.65% - 1.63%, 1/31/19 - 4/30/19 valued at $100,983,186	99,000	99,000
HSBC Securities, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $120,005,933 on 6/1/18, Collateralized by U.S. Government securities, 2.00% - 2.50%, 5/31/20 - 2/15/23 valued at $122,403,130	120,000	120,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)		
U.S. TREASURY DEBT 53.2%		
U.S. Treasury Bills, 1.664%, 6/7/18	57,241	57,225
U.S. Treasury Bills, 1.675%, 7/12/18	262,693	262,195
U.S. Treasury Bills, 1.701%, 6/14/18	169,182	169,079
U.S. Treasury Bills, 1.741%, 7/5/18	207,000	206,661
U.S. Treasury Bills, 1.763%, 6/28/18	323,000	322,574
U.S. Treasury Bills, 1.775%, 7/19/18	233,240	232,691
U.S. Treasury Bills, 1.806%, 7/26/18	263,300	262,577
U.S. Treasury Bills, 1.816%, 6/21/18	150,000	149,849
U.S. Treasury Bills, 1.844%, 8/2/18	110,000	109,652
U.S. Treasury Bills, 1.849%, 8/9/18	165,000	164,418
U.S. Treasury Bills, 1.89%, 8/30/18	37,000	36,826
U.S. Treasury Bills, 1.904%, 8/16/18	41,782	41,615
U.S. Treasury Bills, 1.912%, 8/23/18	100,000	99,561
U.S. Treasury Notes, 1.375%, 6/30/18	55,936	55,918
U.S. Treasury Notes, 2.375%, 6/30/18	35,502	35,519
U.S. Treasury Notes, FRN, 3M UST + 0.00%, 1.904%, 1/31/20	20,000	19,995
U.S. Treasury Notes, FRN, 3M UST + 0.048%, 1.952% 10/31/19	40,200	40,205
U.S. Treasury Notes, FRN, 3M UST + 0.06%, 1.964%, 7/31/19	29,000	29,001
U.S. Treasury Notes, FRN, 3M UST + 0.07%, 1.974%, 4/30/19	56,000	56,000
Total U.S. Treasury Debt (Cost $2,351,561)		**2,351,561**
U.S. TREASURY REPURCHASE AGREEMENTS 46.8% (1)		
Bank of America, Tri-Party, Dated 5/31/18, 1.76%, Delivery Value of $22,007,529 on 6/7/18, Collateralized by U.S. Government securities, 1.63%, 4/30/19, valued at $22,440,084	22,000	22,000

Bank of Montreal, Tri-Party, Dated 5/31/18, 1.77%, Delivery Value of $148,007,277 on 6/1/18, Collateralized by U.S. Government securities, 0.00% - 3.38%, 6/14/18 - 1/31/24 valued at $150,960,047	148,000	148,000
BNP Paribas, Tri-Party, Dated 5/30/18, 1.71%, Delivery Value of $74,024,605 on 6/6/18, Collateralized by U.S. Government securities, 0.75% - 5.25%, 10/31/18 - 2/15/41, valued at $75,480,002	74,000	74,000
BNP Paribas, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $391,019,333 on 6/1/18, Collateralized by U.S. Government securities, 0.38% - 3.00%, 10/15/20 - 11/15/44, valued at $398,820,004	391,000	391,000
Citigroup Global Markets, Tri-Party, Dated 5/31/18, 1.76%, Delivery Value of $55,016,133 on 6/6/18, Collateralized by U.S. Government securities, 2.38%, 8/15/24, valued at $56,100,033	55,000	55,000
Credit Agricole, Tri-Party, Dated 5/29/18, 1.71%, Delivery Value of $79,026,268 on 6/5/18, Collateralized by U.S. Government securities, 1.50%, 12/31/18, valued at $80,580,094	79,000	79,000
Credit Agricole, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $332,016,416 on 6/1/18, Collateralized by U.S. Government securities, 1.50%, 3/31/23, valued at $338,640,042	332,000	332,000
Credit Suisse, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $100,704,979 on 6/1/18, Collateralized by U.S. Government securities, 2.88%, 5/31/25, valued at $102,718,489	100,700	100,700
HSBC Securities, Tri-Party, Dated 5/30/18, 1.72%, Delivery Value of $57,019,063 on 6/6/18, Collateralized by U.S. Government securities, 2.13% - 3.00%, 1/31/21 - 5/15/42 valued at $58,142,512	57,000	57,000
HSBC Securities, Tri-Party, Dated 5/31/18, 1.76%, Delivery Value of $77,026,351 on 6/7/18, Collateralized by U.S. Government securities, 1.75% - 2.13%, 1/31/21 - 2/28/22 valued at $78,540,718	77,000	77,000
HSBC Securities, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $210,010,383 on 6/1/18, Collateralized by U.S. Government securities, 1.88%, 7/15/19, valued at $214,205,632	210,000	210,000
JP Morgan, Tri-Party, Dated 5/31/18, 1.78%, Delivery Value of $74,003,659 on 6/1/18, Collateralized by U.S. Government securities, 3.00%, 2/15/47, valued at $75,483,211	74,000	74,000
RBC Capital Markets, Tri-Party, Dated 5/29/18, 1.71%, Delivery Value of $43,014,298 on 6/5/18, Collateralized by U.S. Government securities, 0.13% - 4.63%, 4/15/19 - 2/15/47 valued at $43,860,032	43,000	43,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Government Reserve Fund (Government Reserve Fund), and T. Rowe Price Treasury Reserve Fund (Treasury Reserve Fund), are each a diversified open-end management investment company (collectively the funds) established by the corporation. The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates), and/or its affiliates and are not available for direct purchase by members of the public. The funds seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. Each fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on each respective fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on each respective fund’s net assets or results of operations.

Indemnification In the normal course of business, each fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. Each fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Each fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the funds’ Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, each fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On May 31, 2018, all of the funds’ financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, each fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of each fund are described more fully in its prospectus and Statement of Additional Information.

Repurchase Agreements Each fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe Price Associates, Inc.’s approved list. All repurchase agreements are fully collateralized by U.S. government securities or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Each fund files U.S. federal, state, and local tax returns as required. Each fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

For the Government Reserve Fund, and the Treasury Reserve Fund, reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain. For the year ended May 31, 2018, the following reclassifications were recorded to reflect tax character; there was no impact on results of operations or net assets:

Distributions during the years ended May 31, 2018 and May 31, 2017 were characterized as ordinary income for tax purposes and totaled $178,614,000 and $81,598,000, respectively, for the Government Reserve Fund and $48,584,000 and $14,728,000, respectively, for the Treasury Reserve Fund. At May 31, 2018, the tax-basis cost of investments and components of net assets were as follows:

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. During the year ended May 31, 2018, the Government Reserve Fund utilized $12,000 of capital loss carryforwards and the Treasury Reserve Fund utilized $14,000 of capital loss carryforwards.

NOTE 5 - RELATED PARTY TRANSACTIONS

The funds are managed by Price Associates, a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the funds. The funds pay no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price Associates and its subsidiaries and of other T. Rowe Price-sponsored funds invested in the funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the year ended May 31, 2018, expenses incurred by the Government Reserve Fund pursuant to these service agreements were $91,000 for Price Associates; and less than $1,000 for T. Rowe Price Services, Inc.; For the year ended May 31, 2018, expenses incurred by the Treasury Reserve Fund pursuant to these service agreements were $91,000 for Price Associates; and less than $1,000 for T. Rowe Price Services, Inc.. The amounts payable at period-end pursuant to these agreements are included in Due to Affiliates in the accompanying financial statements.

The funds may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by each fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2018, Government Reserve Fund and Treasury Reserve Fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc. and
Shareholders of T. Rowe Price Government Reserve Fund and T. Rowe Price
Treasury Reserve Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of T. Rowe Price Government Reserve Fund and T. Rowe Price Treasury Reserve Fund (two of the funds constituting T. Rowe Price Reserve Investment Funds, Inc., hereafter collectively referred to as the “Funds”) as of May 31, 2018, the related statements of operations for the year ended May 31, 2018, the statements of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2018 and each of the financial highlights for each of the five years in the period ended May 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 19, 2018

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE GOVERNMENT RESERVE FUND

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/18

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

■	$89,000 from short-term capital gains.
■	$165,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. ROWE PRICE TREASURY RESERVE FUND

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/18

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

■	$4,000 from short-term capital gains.
■	$31,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. ROWE PRICE GOVERNMENT RESERVE FUND

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at an in-person meeting held on March 5–6, 2018 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting. On the basis of the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive management fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price funds and concluded that the Advisor’s profits were reasonable. Although the Advisor does not receive management fees from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the Advisor and its affiliated investment advisors on behalf of mutual funds and other institutional client accounts for which the Advisor or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.

T. ROWE PRICE TREASURY RESERVE FUND

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at an in-person meeting held on March 5–6, 2018 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting. On the basis of the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive management fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price funds and concluded that the Advisor’s profits were reasonable. Although the Advisor does not receive management fees from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the Advisor and its affiliated investment advisors on behalf of mutual funds and other institutional client accounts for which the Advisor or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of the Boards of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore*	President, Radian Guaranty (2008 to 2017); Member, Bazemore
(1959)	Consulting LLC (2018 to present); Member, Chimera Investment
2018	Corporation (2017 to present); Member, Federal Home Loan Bank of
[191]	Pittsburgh (2017 to present)

Ronald J. Daniels*	President, The Johns Hopkins University(b) and Professor, Political
(1959)	Science Department, The Johns Hopkins University (2009 to present);
2018	Director, Lyndhurst Holdings (2015 to present)
[191]

Anthony W. Deering**	Chairman, Exeter Capital, LLC, a private investment firm (2004 to 2017);
(1945)	Director and Advisory Board Member, Deutsche Bank North America
1997	(2004 to 2017); Director, Vornado Real Estate Investment Trust (2004
[0]	to 2012); Director, Under Armour (2008 to 2017); Director, Brixmor Real
Estate Investment Trust (2012 to 2017)

Bruce W. Duncan	Chief Executive Officer and Director (January 2009 to December
(1951)	2016), Chairman of the Board (January 2016 to present), and President
2013	(January 2009 to September 2016), First Industrial Realty Trust, an
[191]	owner and operator of industrial properties; Chairman of the Board
(2005 to September 2016) and Director (1999 to September 2016),
Starwood Hotels & Resorts, a hotel and leisure company; Director,
Boston Properties (May 2016 to present); Director, Marriott International,
Inc. (September 2016 to present)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2013	Americans (1997 to January 2016)
[191]

Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present); Board
(1956)	Member, Dunbar Armored (2012 to present)
2013
[191]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Member of National
2013	Academy of Education (2010 to present); Director, MDRC, a nonprofit
[191]	education and social policy research organization (2011 to present);
Research Associate of Labor Studies Program at the National Bureau
of Economic Research (2011 to 2015); Board Member of the National
Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the
American Economic Association (2012 to 2017); Vice President (2015 to
2016), American Economic Association

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment
(1946)	company (1991 to present); Cofounder, Partner, and Cochairman of
1997	the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992
[191]	to 2015); Director, General Growth Properties, Inc. (2010 to 2013);
Director, Blackstone Mortgage Trust, a real estate finance company
(2012 to 2016); Director and Chairman of the Board, Brixmor Property
Group, Inc. (2013 to present); Director, Hilton Worldwide (2013 to present); Director, Hudson Pacific Properties (2014 to 2016); Director,
Invitation Homes (2014 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present)
2009
[191]

*Effective January 1, 2018, Ms. Bazemore and Mr. Daniels were elected as independent directors of the Price Funds.
**Mr. Deering served as an independent director of the Price Funds until November 17, 2017.
(a)All information about the independent directors was current as of December 31, 2017, except for the information provided for Ms. Bazemore and Mr. Daniels, which is current as of January 1, 2018.
(b)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins University Board’s Compensation Committee.

INSIDE DIRECTORS

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2006	Board, Director, and Vice President, T. Rowe Price Investment Services,
[191]	Inc., and T. Rowe Price Services, Inc.; Chairman of the Board and
Director, T. Rowe Price Retirement Plan Services, Inc.; Chairman of the
Board, Chief Executive Officer, Director, and President, T. Rowe Price
International and T. Rowe Price Trust Company; Chairman of the Board,
all funds

Edward A. Wiese, CFA	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
(1959)	International, and T. Rowe Price Trust Company
2015
[56]

*Each inside director serves until retirement, resignation, or election of a successor.

OFFICERS

Name (Year of Birth)
Position Held With
T. Rowe Price Reserve Investment Funds	Principal Occupation(s)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price Singapore,
Vice President and Secretary	T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe
Price International, T. Rowe Price Investment
Services, Inc., and T. Rowe Price Services, Inc.

M. Helena Condez (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Stephanie A. Gentile, CFA (1956)	Vice President, T. Rowe Price; formerly, Director,
Vice President	Credit Suisse Securities (to 2014)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gary J. Greb (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	International, and T. Rowe Trust Company

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Marcy M. Lash (1963)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

Cheryl A. Mickel, CFA (1967)	Director and Vice President, T. Rowe Price Trust
Vice President	Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price Retirement
Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company; Chief Legal
Officer and Vice President, T. Rowe Price Group,
Inc.; Vice President, T. Rowe Price and T. Rowe
Price International; Vice President, Price Hong
Kong and Price Singapore

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley (to 2013)

Shannon Hofher Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary

Chen Shao (1980)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Douglas D. Spratley, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Robert D. Thomas (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Megan Warren (1968)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Retirement Plan
Services, Inc., T. Rowe Price Services, Inc., and
T. Rowe Price Trust Company; formerly, Executive
Director, JP Morgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,874,000 and $1,765,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) During the period, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the funds’ books and records from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 19, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	July 19, 2018